Share-based compensation - Narrative (Details)		1 Months Ended							12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2022 EUR (€) shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Dec. 31, 2021 EUR (€) shares tranche	Oct. 31, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	May 31, 2021	Mar. 31, 2021
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									5,186,760	4,499,970
Number of other equity instruments outstanding in share-based payment arrangement		8,824,943			4,316,256				8,824,943	4,316,256	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 12.77			€ 14.62				€ 12.77	€ 14.62	€ 0
Granted (in euros per share) | €									€ 11.45	€ 14.62
Vested (in shares)									(310,968)	0
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 16.11	€ 0
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(367,105)	(183,714)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 14.02	€ 14.62
Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									3,803,956	2,934,454
Number of other equity instruments outstanding in share-based payment arrangement		6,352,440			2,757,605				6,352,440	2,757,605	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 13.09			€ 17.07				€ 13.09	€ 17.07	€ 0
Granted (in euros per share) | €									€ 10.38	€ 17.07
Vested (in shares)									0	0
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 0	€ 0
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(209,121)	(176,849)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 16.50	€ 17.07
Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									3,803,956	2,934,454
Number of other equity instruments outstanding in share-based payment arrangement		6,352,440			2,757,605				6,352,440	2,757,605	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 12.61			€ 14.55				€ 12.61	€ 14.55	€ 0
Granted (in euros per share) | €									€ 11.29	€ 14.55
Vested (in shares)									0	0
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 0	€ 0
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(209,121)	(176,849)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 14.27	€ 14.55
Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									950,992	733,729
Number of other equity instruments outstanding in share-based payment arrangement		1,588,222			689,516				1,588,222	689,516	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 12.61			€ 14.55				€ 12.61	€ 14.55	€ 0
Granted (in euros per share) | €									€ 11.29	€ 14.55
Vested (in shares)									0	0
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 0	€ 0
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(52,286)	(44,213)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 14.27	€ 14.55
Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									950,986	733,498
Number of other equity instruments outstanding in share-based payment arrangement		1,587,998			689,285				1,587,998	689,285	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 12.61			€ 14.55				€ 12.61	€ 14.55	€ 0
Granted (in euros per share) | €									€ 11.29	€ 14.55
Vested (in shares)									0	0
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 0	€ 0
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(52,273)	(44,213)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 14.27	€ 14.55
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	24,300,000
Performance Share Units and Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio												1.0216283	1.0670166
Expense from share-based payment transactions with employees | €									€ 170,000,000	€ 201,000,000	€ 34,000,000
2022-2024 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		600,000		8,800,000
2022-2024 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		600,000	4,300,000
2022-2024 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period		3 years
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		200.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria		40.00%
Requisite service period		3 years
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		100.00%
2022-2024 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria		10.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		9,400,000
Percent of units subject to certain criteria		10.00%
Requisite service period		3 years
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		100.00%
2021-2023 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							1,300,000	6,000,000
2021-2023 LTIP | Performance Share Units | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								1,000,000
2021-2023 LTIP | Performance Share Units | Minimum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units | Maximum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								200.00%
2021-2023 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)						1,000,000		2,700,000
2021-2023 LTIP | Restricted Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									300,000	800,000
2021-2023 LTIP | Performance Share Units, Special Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					400,000
Requisite service period					2 years
2021-2023 LTIP | Performance Share Units, Special Award | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2021-2023 LTIP | Performance Share Units, Special Award | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					100.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period					3 years
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					200.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria					40.00%
Requisite service period					3 years
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					100.00%
2021-2023 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria					10.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					7,300,000
Percent of units subject to certain criteria					10.00%
Requisite service period					3 years
Number of tranches, vesting | tranche					1
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					100.00%
2018 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,100,000
2018 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	200,000
2019 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,300,000
2019 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	300,000
2020 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,600,000
2020 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	300,000
FCA Incentive Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									0	24,321,968
Number of other equity instruments outstanding in share-based payment arrangement		9,722,133			17,520,829				9,722,133	17,520,829	0
Weighted average grant date fair value of other equity instruments outstanding in share-based payment arrangement | €		€ 9.95			€ 11.08				€ 9.95	€ 11.08	€ 0
Anti-dilution adjustment (in shares)									0	2,181,936
Anti-dilution adjustment (in euros per share) | €									€ 0	€ 11.09
Granted (in euros per share) | €									€ 0	€ 11.14
Vested (in shares)									(6,923,401)	(8,438,777)
Weighted average grant date fair value of other equity instruments exercised or vested in share-based payment arrangement | €									€ 10.19	€ 11.30
Canceled (in shares)									0	0
Weighted average grant date fair value of other equity instruments expired in share-based payment arrangement | €									€ 0	€ 0
Forfeited (in shares)									(875,295)	(544,298)
Weighted average grant date fair value of other equity instruments forfeited in share-based payment arrangement | €									€ 10.05	€ 10.32